Revenue from contract with customers (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregation of revenue from contracts with customers
The table below presents revenue by service contract type and the timing of performance obligation satisfaction (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Type of service (1)
Social casino game	$69,339	$80,332	$139,620	$160,156
Geographical market (1)
U.S.	60,497	69,943	121,511	140,129
International	8,842	10,389	18,109	20,027
Total	$69,339	$80,332	$139,620	$160,156
Timing of revenue recognition (1)
Over the time	69,268	80,099	$139,471	$159,702
At a point in time	71	233	149	454
Total	$69,339	$80,332	$139,620	$160,156
(1)iGaming revenues are excluded, amounting to $28,686 thousand for the six months ended June 30, 2025 and $16,223 thousand in the six months ended June 30, 2024.
The following table disaggregates revenue between mobile and web platforms (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Mobile	$49,527	$60,822	$100,966	$121,258
Web	19,812	19,510	38,654	38,898
Total (1)	$69,339	$80,332	$139,620	$160,156
(1)iGaming revenues are excluded, amounting to $28,686 thousand for the six months ended June 30, 2025 and $16,223 thousand in the six months ended June 30, 2024.

Schedule of contract assets and contract liabilities
The following table summarizes our opening and closing balances in contract assets and contract liabilities (in thousands):

	June 30, 2025	December 31, 2024
Contract assets (1)	$480	$526
Contract liabilities (2)	1,599	1,754
(1)Contract assets are included within prepaid expenses and other assets in our consolidated interim financial position.
(2)The revenue recognized during the current year from the contract liabilities balance at the beginning of the reporting period is $1,754 thousand for the six months ended June 30, 2025 and $2,520 thousand for the six months ended June 30, 2024.